INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net loss	$ (2,300)	$ (324)
Adjustments required to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	1,627	1,629
Amortization of marketable securities premiums and accretion of discounts, net	552	195
Stock-based compensation expenses	1,307	1,316
Decrease in accrued interest on loans, convertible notes, marketable securities, bank deposits and structured notes	29	159
Decrease in deferred tax assets, net	1,746	961
Decrease (increase) in trade receivables, net	2,997	(4,363)
Decrease (increase) in other accounts receivable and prepaid expenses	1,936	(2,364)
Increase in inventories	(396)	(234)
Increase (decrease) in trade payables	(3,669)	546
Increase in other accounts payable and accrued expenses	950	953
Increase in deferred revenues	3,212	3,273
Increase (decrease) in accrued severance pay, net	79	(186)
Net cash provided by operating activities	8,070	1,561
Cash flows from investing activities:
Purchase of marketable securities	0	(60,170)
Proceeds from redemption and sale of marketable securities	2,711	15,390
Decrease in short-term deposits	3,269	1,000
Proceeds from redemption of long-term bank deposits	1,365	1,381
Purchase of property and equipment	(1,332)	(719)
Net cash provided by (used in) investing activities	6,013	(43,118)
Cash flows from financing activities:
Purchase of treasury stock	(11,329)	0
Repayment of senior convertible notes	0	(285)
Repayment of long-term bank loans	(2,342)	(2,343)
Proceeds from issuance of shares upon exercise of stock options and warrants	331	2,112
Proceeds from issuance of shares, net of issuance cost in the amount of $ 2,456	0	29,744
Consideration related to payment of acquisition of Mailvision	(233)	(233)
Net cash provided by (used in) financing activities	(13,573)	28,995
Increase (decrease) in cash and cash equivalents	510	(12,562)
Cash and cash equivalents at the beginning of the period	14,797	30,763
Cash and cash equivalents at the end of the period	15,307	18,201
Supplemental disclosure of cash flow activities:
Cash paid during the period for income taxes	148	185
Cash paid during the period for interest	$ 175	$ 229